Trade payables	12 Months Ended
Dec. 31, 2022
Trade payables
Trade payables

24       Trade payables

	At December 31,
	2022	2021
Non-current
Trade payable with suppliers	3,307	6,695
	3,307	6,695
Current
Trade payables with suppliers	118,349	113,363
Trade payables with related parties (Note 27)	5,753	2,879
	124,102	116,242

Fair value of trade payables does not materially differ from the net book value.